Concentration of Risk (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025	Sep. 30, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	31.72%	39.21%
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	24.43%	29.67%
Total Revenues [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	14.20%	15.86%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	42.52%		61.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	36.33%		17.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	18.45%		11.30%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	53.62%	44.33%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage		16.79%
Total Purchase [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage		13.47%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	61.80%		61.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	16.57%		10.60%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration of Risk [Line Items]
Concentration risk, percentage	14.00%
PRC [Member]
Concentration of Risk [Line Items]
Deposited value	$ 439,708		¥ 386,254	¥ 3,033,108